Related Party Transactions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
11.
Related Party Transactions
There were no amounts due to related parties, other than interest payable, as of September 30, 2021, and December 31, 2020. Additionally, in the normal course of business, the Company conducts transactions with affiliates:
Blackstone Subsidiaries as Amended Rated Term Loan Lender and Preferred Equity Holder
The Company incurs interest expense on the Rated Term Loan. During the nine months ended September 30, 2021, and 2020, the total related party interest expense associated with the Rated Term Loan was $10.5 million and $6.9 million, respectively, and is recorded as interest expense in the accompanying condensed consolidated statements of operations. As of September 30, 2021, and December 31, 2020, interest payable of $3.0 million and $2.6 million, respectively, was due under the Rated Term Loan was recorded as interest payable on the accompanying condensed consolidated balance sheets.
Additionally, the Company paid $1.4 million of fees to BIS in conjunction with the refinancing of the Rated Term Loan discussed in Note 6. The portion of these fees allocated to the modified portion of the Amended Rated Term Loan is included in Other expenses, net in the unaudited condensed consolidated statements of operations. The portion of these fees allocated to new lenders have been deferred and recorded as a reduction to the Amended Rated Term Loan balance and are amortized as interest expense on a ten-year schedule until the Amended Rated Term Loan’s Anticipated Repayment Date.
Other Related Parties
On February 21, 2020, the Company entered into a Purchase Agreement to acquire the remaining assets of Sound Solar Systems, LLC, a related party of the Company through common ownership, for $0.3 million. During the nine months ended September 30, 2020, the Company incurred costs totaling $0.1 million for design, engineering and construction services provided by Sound Solar Systems, LLC. As a result of the Sound Solar Acquisition, the Company acquired tangible and intangible assets related to the design and engineering of solar photovoltaic projects for the cash consideration of $0.3 million.

13.
Related Party Transactions
There were no amounts due to related parties as of December 31, 2020 and 2019. As of December 31, 2019, due from related parties was $3 thousand. Additionally, in the normal course of business, the Company conducts transactions with affiliates:
Blackstone Subsidiaries as Rated Term Loan Lender and Preferred Equity Holder
The Company incurs interest expense on the Rated Term Loan. During the years ended December 31, 2020 and 2019 the total related party interest expense on the Rated Term Loan was $9.5 million and $0.8 million, respectively, and is recorded as interest expense in the accompanying consolidated statements of operations. As of December 31, 2020 and 2019, interest payable of $2.6 million and $0.8 million, respectively, was due under the Rated Term Loan was recorded as interest payable on the accompanying consolidated balance sheets.
Legacy Management Agreement
Altus Power Funds, LLC, a wholly-owned subsidiary of the Company, entered into a Management Services Agreement with Altus Power Management, LLC (APM) a related party of the Company through common ownership. Pursuant to this agreement, APM performed certain services on behalf of the Altus Power Funds, LLC for a fee. During the year ended December 31, 2019, the services amounted to $0.1 million and are recorded in cost of operations (exclusive of depreciation and amortization) in the accompanying consolidated statements of operations.
SAI CT Solar, LLC, a wholly-owned subsidiary of the Company, entered into a Management Services Agreement with APM. Pursuant to this agreement, APM performed certain services on behalf of SAI CT Solar, LLC for a fee. During the year ended December 31, 2019, the services amounted to $0.1 million and are recorded in cost of operations (exclusive of depreciation and amortization) in the accompanying consolidated statements of operations.
On November 19, 2019, both Altus Power Funds, LLC and SAI CT Solar, LLC bought out APM from their respective Management Services Agreements for a total payment of $0.2 million which are recorded in cost of operations (exclusive of depreciation and amortization) in the consolidated statements of operations.
Prior Term Loan to Prior Equity Holders
The Company incurred interest expense on the Prior Term Loan. During the year ended December 31, 2019, the total related party interest expense on the Prior Term Loan was $19.2 million and is recorded as interest expense in the accompanying consolidated statements of operations. As of the Closing Date, all outstanding principal and accrued interest under the Prior Term Loan were paid in full.
Other Related Parties
On February 21, 2020, the Company entered into a Purchase Agreement to acquire the remaining assets of Sound Solar Systems, LLC, a related party of the Company through common ownership, for $0.3 million. During the years ended December 31, 2020 and 2019 the Company incurred costs totaling $0.1 million and $0.7 million, respectively, for design, engineering and construction services provided by Sound Solar Systems, LLC. As a result of the Sound Solar Acquisition, the Company acquired tangible and intangible assets related to the design and engineering of solar photovoltaic projects for the cash consideration of $0.3 million.

CBRE Acquisition Holdings Inc [Member]
Related Party Transactions
NOTE 4—RELATED PARTY TRANSACTIONS
Shares of Common Stock
On October 13, 2020, the Sponsor purchased 100 undesignated shares of common stock for a purchase price of $100, or $1 per share, and advanced $25,000 in exchange for a promissory note. Prior to the Sponsor’s initial investment in the Company, the Company had no assets. On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outstanding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. See “Note payable—Sponsor” and “Note 6—Stockholders’
Deficit
” below. On November 27, 2020, 287,500 shares of Class B common stock were forfeited by the Sponsor. In connection with the Initial Public Offering, the Sponsor sold an aggregate of 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company. As of December 31, 2020, the Sponsor and the Company’s directors and officers h
e
ld 2,012,500 Alignment Shares.
Private Placement Warrants Purchase
On December 10, 2020, the Sponsor purchased from the Company an aggregate of 7,366,667 Private Placement Warrants at a price of $1.50 per warrant or approximately $11,050,000 in the aggregate. See “Note 3—Initial Public Offering—Private Placement Warrants.” Approximately $3,000,000 of proceeds of the Private Placement Warrants purchase were added to the capital of the Company.
Note Payable—Sponsor
On October 13, 2020, the Sponsor advanced $25,000 to the Company in exchange for a promissory note. On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outstanding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. Prior to the Initial Public Offering, the Sponsor loaned the Company $215,316 pursuant to an amended and restated

u
nsecured promissory note to cover expenses related to the Company’s Initial Public Offering. These loans were noninterest bearing, unsecured and due at the earlier of June 30, 2021 and the closing of the Initial Public Offering. The $215,316 loan made pursuant to the amended and restated unsecured promissory note was repaid upon the completion of the Initial Public Offering out of the offering proceeds that have been allocated for the payment of offering expenses (other than underwriting commissions) not held in the Trust Account.
On February 16, 2021, the Company entered into a Second Amended and Restated Promissory Note with the Sponsor, with borrowing capacity up to $3,000,000, in order to finance transaction costs in connection with an intended Business Combination. The note is non-interest
bearing and the unpaid principal balance of the promissory note shall be payable on the earlier of: (i) the consummation of a Business Combination and (ii) December 31, 2022. The principal amount of such loans may be convertible into Private Placement Warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the
S
ponsor. These warrants would be identical to the
Private Placement Warrants
. No amounts have been borrowed under the note by the Company as of March 31, 2021.
Administrative Service Agreement
On December 10, 2020, the Company entered into an agreement to pay $10,000 a month for office space, administrative and support services to an affiliate of the Sponsor and will terminate the agreement upon the
 earlier of a Business Combination or the liquidation of the Company.

The Company recorded $6,144 of expense related to this agreement, which is included in Operating expenses on the Statement of Operations and Due to related party on the Balance Sheet.
NOTE 4—RELATED PARTY TRANSACTIONS
Shares of Common Stock
On October 13, 2020, the Sponsor purchased 100 undesignated shares of common stock for a purchase price of $100, or $1 per share, and advanced $25,000 in exchange for a promissory note. Prior to the Sponsor’s initial investment in the Company, the Company had no assets.
On November 6, 2020, the Sponsor purchased an

aggregate of 2,300,000 shares of Class B common stock for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outstanding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. See “Sponsor Promissory Note” and “Note 6—Stockholders’ Deficit” below. On November 27, 2020, 287,500 shares of Class B common stock were forfeited by the Sponsor. In connection with the Initial Public Offering, the Sponsor sold an aggregate of 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company. As of September 30, 2021 and December 31, 2020, the Sponsor and the Company’s directors and officers held 2,012,500 Alignment Shares.
Private Placement Warrants Purchase
On December 10, 2020, the Sponsor purchased from the Company an aggregate of 7,366,667 Private Placement Warrants at a price of $1.50 per warrant or approximately $11,050,000 in the aggregate. See “Note 3—Initial Public Offering—Private Placement Warrants.” Approximately $3,000,000 of proceeds of the Private Placement Warrants purchase were added to the capital of the Company.
Sponsor Promissory Note
On October 13, 2020, the Sponsor advanced $25,000 to the Company in exchange for a promissory note. On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outst
a
nding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. Prior to the Initial Public Offering, the Sponsor loaned the Company $215,316 pursuant to an amended and restated unsecured promissory note to cover expenses related to the Company’s Initial Public Offering. These loans were noninterest bearing, unsecured and due at the earlier of June 30, 2021 and the closing of the Initial Public Offering. The $215,316 loan made pursuant to the amended and restated unsecured promissory note was repaid upon the completion of the Initial Public Offering out of the offering proceeds that have been allocated for the payment of offering expenses (other than underwriting commissions) not held in the Trust Account.
On February 16, 2021, the Company entered into a Second Amended and Restated Promissory Note with the Sponsor (the “Sponsor
 Promissory
Note”), with borrowing capacity up to $3,000,000, in order to finance transaction costs in connection with an intended Business Combination. The note is non-interest bearing
 and the unpaid principal balance of the promissory note shall be payable on the earlier of: (i) the consummation of a Business Combination and (ii) December 31, 2022. The principal amount of such loans may be convertible into warrants
of the post-Business Combination entity at a price of $1.50 per warrant at the option of the Sponsor. These warrants would be identical to the Private Placement Warrants. On May 17, 2021, the Company borrowed $1,100,000 under the note
. On August 12, 2021, the Company borrowed an additional $1,900,000 under the note, for total outstanding borrowings of $3,000,000 as of
September
 30, 2021.
The
Sponsor Promissory Note
is carried at fair value on the Company’s Balance Sheet and
is
remeasured each reporting period in accordance with the guidance in ASC 480, “Distinguishing Liabilities from Equity
.” In its valuation of the Sponsor Promissory Note, the Company utilizes quoted prices for its publicly traded Redeemable Warrants (refer to “Note 3—Initial Public Offering” for additional details on the Redeemable Warrants), Although the Private Placement Warrants (which would be received upon conversion of the Sponsor Promissory Note) are not publicly traded, the Company considers both types of warrants to be similar.
 As of
September
 30, 2021, the fair value of the Sponsor
Promissory
Note was determined to equal
$3,300,000, which resulted in the recognition of a loss of $300,000 for the three and nine month periods ended September 30, 2021. The loss is recorded in the Change in fair value of
sponsor promissory note line in the Statement of Operations
.

Administrative Service Agreement
On December 10, 2020, the Company entered into an agreement to pay $10,000 a month for office space, administrative and support services to an affiliate of the Sponsor and will terminate the agreement upon the earlier of a Business Combination or the liquidation of the Company. For the three and nine
months ended
September
 30, 2021, the Company recorded
$30,000

and $90,000, respectively,

of expense related to this agreement, which is included in Operating expenses on the Statement of Operations.